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                                                        Registration No. 2-84904
                                                                        811-3790
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 17
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 19
                         QUANTITATIVE GROUP OF FUNDS
                          ------------------------------
               (Exact Name of Registrant as Specified in Charter)
                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773
                          ----------------------------
              (Address of Principal Executive Offices) (Zip Code)
                                 (781) 259-1144
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               Registrant's Telephone Number, including Area Code
                          EDWARD L. PITTMAN, President
                          Quantitative Group of Funds
                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773
                          ----------------------------
                    (Name and Address of Agent for Service)
                                    Copy to:
                            Joseph R. Fleming, Esq.
                             DECHERT PRICE & RHOADS
                       Ten Post Office Square, Suite 1230
                          Boston, Massachusetts 02109
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             It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b)
/_/ on (date) pursuant to paragraph (b)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment. Registrant requests that the effective date of Post-Effective Amendment No. 16 be changed to
May 18, 1998.
                                   ---------
Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1997 was filed on May 28, 1997.
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                                    NOTICE
A copy of the Agreement and Declaration of Trust of Quantitative Group of Funds, as amended, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the registrant acting as an officer and not individually and that the obligations of or arising out of this instrument are not binding on any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.
                               -----------------
                                   Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Lincoln, and Commonwealth of Massachusetts on the 1 day of May, 1998.

                          Quantitative Group of Funds
                           By
                             -----------------------------------
                             Edward L. Pittman, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Quantitative Group of Funds has been signed by the following persons in the capacities and on the dates indicated.

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Robert M. Armstrong       Trustee                   May 1, 1998


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Edward A. Bond, Jr.       Trustee                     May 1, 1998


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John M. Bulbrook          Trustee                       May 1, 1998


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Edward E. Burrows         Trustee                      May 1, 1998
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Leon Okurowski            Trustee                        May 1, 1998
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Willard L. Umphrey        Trustee                       May 1, 1998